Net income (loss) per share	6 Months Ended
Feb. 28, 2023
Net Income Loss Per Share
Net income (loss) per share

5. Net income (loss) per share

Basic net income (loss) per share is calculated using the weighted-average number of common shares outstanding during each period. Diluted net income (loss) per share assumes the conversion, exercise, or issuance of all potential common share equivalents unless the effect is to reduce the loss or increase the income per share. For purposes of this calculation, stock options, warrants and RSU’s are potential common shares and are only included in the calculation of diluted net income (loss) per share when their effect is dilutive.

Due to the net loss from continuing operations during the three and six months ended February 28, 2023, and 2022 all outstanding options, restricted share units and warrants were excluded from diluted weighted-average common shares outstanding as their effect was anti-dilutive. Weighted average common shares outstanding for the three and six months ended February 28, 2023, were 16,027,267 and 15,923,921, respectively (February 28, 2022- 15,634,944 and 15,600,100), respectively.